Artisan Global Unconstrained Fund Expense Example - Artisan Global Unconstrained Fund	Sep. 30, 2024 USD ($)
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 154
Expense Example, with Redemption, 3 Years	877
Expense Example, with Redemption, 5 Years	1,623
Expense Example, with Redemption, 10 Years	3,592
Advisor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	579
Expense Example, with Redemption, 5 Years	1,040
Expense Example, with Redemption, 10 Years	2,319
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	578
Expense Example, with Redemption, 5 Years	1,044
Expense Example, with Redemption, 10 Years	$ 2,334